Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (329,576)	₩ (373,442)
Balance at December 31	40,139	(329,576)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(920)	(41,601)
Amount recognized as other comprehensive income during the year, net of taxes	15,414	34,209
Amount reclassified to profit, net of taxes	3,121	6,472
Balance at December 31	₩ 17,615	₩ (920)